Note 1 - Nature of Operations and Going Concern (Details Textual) - CAD ($)	Aug. 31, 2018	Aug. 31, 2017
Statement Line Items [Line Items]
Working capital deficiency	$ 12,010,685	$ 6,552,376
Retained earnings	$ (103,263,959)	$ (96,566,577)